Income Tax Expense (Details) - Schedule of income tax expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Deferred income tax expense (benefit):
Total income tax expense	¥ 94,176	¥ 63,815	¥ 64,913
PRC [Member]
Current income tax expense (benefit):
Current income tax expense	113,045	79,223	55,608
Deferred income tax expense (benefit):
Deferred income tax expense	(2,716)	(2,892)	(1,579)
Hong Kong [Member]
Current income tax expense (benefit):
Current income tax expense	23,665	(897)	11,225
US [Member]
Current income tax expense (benefit):
Current income tax expense	2,633	4,192	379
Deferred income tax expense (benefit):
Deferred income tax expense		(4,605)	(514)
UK [Member]
Current income tax expense (benefit):
Current income tax expense		1,629	411
Deferred income tax expense (benefit):
Deferred income tax expense	(42,402)	(12,657)	(473)
Canada [Member]
Deferred income tax expense (benefit):
Deferred income tax expense	¥ (49)	¥ (178)	¥ (144)